Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 184	$ 19
Interest on cash equivalents and restricted deposits	9	6
Total income	(193)	(25)
Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature	19	1,096
Interest on shareholders' convertible loans	125	151
Withholding taxes on interest of convertible loans from shareholders		45
Bank commissions and others	40	68
Foreign currency exchange differences	6	42
Interest on loans from banks and other credit balances	12	23
Total expenses	202	1,425
Total financial expenses, net	$ 9	$ 1,400